Invesco Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	MINC-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.39%(a)
Alabama–2.71%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$ 13,499,196
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS- AGM)(b)	5.00%	09/01/2039	2,725	3,115,329
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	2,725	3,110,560
Auburn University; Series 2011 A, RB (c)(d)	5.00%	06/01/2021	1,000	1,070,670
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, RB (c)(d)	6.00%	06/01/2019	1,000	1,000,000
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,742,682
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (e)	5.00%	01/01/2042	10,005	11,341,268
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (d)	4.00%	12/01/2025	15,000	16,584,300
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (f)	5.50%	01/01/2043	900	657,477
Lower Alabama Gas District (The); Series 2016 A, RB (e)	5.00%	09/01/2046	6,000	7,987,200
Selma (City of), AL Industrial Development Board; Series 2009 A, RB	6.25%	11/01/2033	4,100	4,174,866
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (g)	5.25%	05/01/2044	5,000	5,502,250
UAB Medicine Finance Authority; Series 2019, RB	4.00%	09/01/2044	7,250	7,883,505
				80,669,303
Alaska–0.69%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,323,525
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,221,490
Alaska Municipal Bond Bank Authority; Series 2017 A, RB (e)	5.50%	10/01/2042	9,000	11,021,310
Matanuska-Susitna (Borough of), AK (Goose Creek Correctional Center); Series 2009, RB (c)(d)	6.00%	09/01/2019	5,000	5,054,737
				20,621,062
Arizona–3.23%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 B, VRD RB (LOC -BK Tokyo-Mitsubishi UFJ)(h)(i)	1.50%	01/01/2046	5,000	5,000,000
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,269,850
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB (g)	5.25%	07/01/2047	4,500	4,832,010
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	2,285,574
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB (g)	5.50%	07/01/2036	5,840	6,427,854
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB (g)	5.75%	07/15/2048	3,150	3,486,168
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	1,000	1,028,860
Series 2010, RB	5.13%	05/15/2040	2,150	2,211,683
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,765,773
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,354,704
Goodyear (City of), AZ; Series 2010, Ref. RB	5.63%	07/01/2039	1,000	1,041,830
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB (g)	5.00%	07/01/2036	2,500	2,700,600
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	600	604,956
Series 2009, RB	7.13%	01/01/2045	1,240	1,250,763
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies);
Series 2012, RB (c)(d)	6.30%	07/01/2021	1,000	1,097,910
Series 2012, RB (c)(d)	6.40%	07/01/2021	400	439,976
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (g)	6.50%	07/01/2034	$ 1,095	$ 1,255,812
Phoenix (City of), AZ Industrial Development Authority (Rowan University);
Series 2012, RB	5.25%	06/01/2034	3,000	3,262,560
Series 2012, RB	5.00%	06/01/2042	5,000	5,344,650
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2017, RB (g)	4.75%	06/15/2037	2,000	2,045,260
Series 2017, RB (g)	5.00%	06/15/2047	5,000	5,121,200
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,107,560
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (g)	5.25%	07/01/2048	5,000	5,038,500
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,004,541
Pinal (County of), AZ Electric District No. 3; Series 2011, Ref. RB (c)(d)	5.25%	07/01/2021	2,000	2,155,200
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	15,155	19,631,787
University Medical Center Corp.; Series 2009, RB (c)(d)	6.00%	07/01/2019	1,250	1,254,275
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds (g)	6.00%	07/15/2027	2,000	2,155,760
Series 2013 B, GO Bonds (g)	5.70%	07/15/2029	775	822,670
Series 2013 B, GO Bonds (g)	6.00%	07/15/2033	710	755,028
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. RB	5.25%	10/01/2025	1,000	1,077,880
Series 2011, Ref. RB	5.25%	10/01/2026	500	538,350
				96,369,544
Arkansas–0.20%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042		5,530	6,122,595
California–9.21%
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB (c)(d)	5.38%	04/01/2021		735	790,632
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (e)	5.00%	04/01/2056		12,000	13,964,280
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (j)	0.00%	08/01/2031		40	29,799
Big Bear Lake (City of), CA; Series 1996, Ref. RB (INS -NATL)(b)	6.00%	04/01/2022		955	1,020,914
California (State of);
Series 2010, GO Bonds	5.50%	03/01/2040		250	257,360
Series 2011, GO Bonds	5.00%	10/01/2041		5,000	5,400,700
Series 2012, GO Bonds	5.00%	09/01/2036		5,000	5,532,300
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB (e)	5.00%	05/01/2049		15,000	0
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (c)(d)	6.00%	07/01/2019		5,000	5,017,100
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (c)(d)	5.25%	07/01/2020		500	521,010
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056		3,000	3,453,420
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/2020		1,000	1,027,560
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB (c)(d)	5.00%	01/01/2022		1,250	1,369,737
Series 2011, RB (c)(d)	5.75%	01/01/2022		450	501,030
Series 2011, RB	5.00%	01/01/2028		275	297,572
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (k)	5.00%	12/31/2047		12,550	14,524,366
California (State of) Pollution Control Finance Authority;
Series 2012, RB (g)(k)	5.00%	07/01/2030		3,160	3,423,607
Series 2012, RB (g)(k)	5.00%	07/01/2037		6,955	7,449,361
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019 A, RB (g)	5.00%	07/01/2039		5,250	6,214,057
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039		2,500	2,842,125
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042		2,000	2,090,100
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (g)	5.00%	06/01/2046	$ 3,000	$ 3,278,880
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB (g)	5.00%	12/01/2041	6,475	7,177,537
Series 2016 A, RB (g)	5.25%	12/01/2056	6,150	6,859,033
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (c)(d)	6.25%	08/01/2019	1,650	1,662,837
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB	5.25%	10/01/2024	270	270,815
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, RB (g)	6.25%	11/15/2019	110	112,144
Series 2009, RB (g)	6.63%	11/15/2024	2,000	2,040,440
California County Tobacco Securitization Agency (The) (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (j)	0.00%	06/01/2046	20,000	3,633,200
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(j)	0.00%	08/01/2029	1,585	1,256,239
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds (j)	0.00%	08/01/2033	3,270	1,933,943
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2039	1,000	499,820
Earlimart School District; Series 1994 1, GO Bonds (INS -AMBAC)(b)	6.70%	08/01/2021	205	216,583
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (j)	0.00%	08/01/2032	5,030	3,542,478
Series 2009 A, GO Bonds (j)	0.00%	08/01/2033	4,185	2,845,214
Golden State Tobacco Securitization Corp.; Series 2018 A-2, Ref. RB	5.00%	06/01/2047	5,000	4,975,050
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS -AGM)(b)	5.00%	08/01/2026	2,000	2,506,180
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2034	1,500	958,635
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, RB (j)	0.00%	06/01/2036	25,000	8,118,500
Lancaster (City of), CA Redevelopment Agency (Combined Redevelopment Areas); Series 2009, RB (c)(d)	6.50%	08/01/2019	2,000	2,016,300
Long Beach Unified School District (Election of 2008);
Series 2009, GO Bonds (c)(d)	5.75%	08/01/2019	4,695	4,728,194
Series 2009, GO Bonds	5.75%	08/01/2033	305	307,089
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 A, RB (e)(l)	5.25%	05/15/2048	12,000	14,575,080
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2017, RB (k)	5.00%	05/15/2046	6,000	6,934,440
Los Angeles (City of), CA Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,508,835
Los Angeles Unified School District (Election of 2004); Series 2009 I, GO Bonds	5.00%	07/01/2029	3,000	3,008,370
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS -AGC)(b)(j)	0.00%	08/01/2035	3,260	2,014,582
Morongo Band of Mission Indians (The); Series 2018 A, RB (g)	5.00%	10/01/2042	4,800	5,342,400
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (m)	6.25%	08/01/2043	6,965	6,573,428
Norco (City of), CA Financing Authority; Series 2009, Ref. RB (INS -AGM)(b)	5.63%	10/01/2034	1,500	1,519,350
Oakland (Port of), CA; Series 2012 P, Ref. RB (k)	5.00%	05/01/2028	2,000	2,186,500
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2037	1,170	658,652
Series 2009 B, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2038	4,770	2,574,989
Series 2009 B, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2039	5,010	2,581,453
Series 2009 B, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2040	5,260	2,595,757
Series 2009 B, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2041	5,520	2,611,788
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds (j)	0.00%	08/01/2035	1,500	941,835
Richmond (City of), CA Joint Powers Financing Authority (Point Potrero); Series 2009 A, RB	6.25%	07/01/2024	2,500	2,509,600
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2044	2,500	2,769,750
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	4,300	4,450,887
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,061,320
Series 2011, RB	6.50%	12/01/2021	2,000	2,215,380
Series 2011, RB	6.50%	12/01/2022	2,000	2,212,040
San Diego Community College District (Election of 2002); Series 2009, GO Bonds (e)	5.25%	08/01/2033	7,500	7,547,775
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (k)	5.00%	05/01/2023	$10,000	$10,658,200
Series 2019 A, Ref. RB (k)	5.00%	05/01/2039	5,000	6,091,600
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, RB (c)(d)	6.00%	08/01/2019	1,000	1,007,470
San Joaquin (County of), CA Transportation Authority (Measure K); Series 2011 A, RB (c)(d)	5.25%	03/01/2021	1,500	1,602,750
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,605,500
San Jose (City of), CA;
Series 2011 A-1, RB (k)	5.25%	03/01/2026	2,730	2,906,413
Series 2011 A-1, RB (k)	6.25%	03/01/2034	2,500	2,696,725
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds (m)	6.63%	08/01/2042	4,915	4,718,646
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,530	2,781,280
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (j)	0.00%	06/01/2036	22,000	8,536,220
Series 2007 A, RB (j)	0.00%	06/01/2041	5,000	1,422,000
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds (j)	0.00%	08/01/2026	1,250	1,091,175
Vernon (City of), CA;
Series 2009 A, RB (c)(d)	5.13%	08/01/2019	510	513,065
Series 2009 A, RB	5.13%	08/01/2021	1,105	1,110,956
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL)(b)(j)	0.00%	08/01/2027	7,865	6,559,961
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS -AGC)(b)	5.50%	09/01/2034	1,000	1,009,700
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2024	3,570	3,257,911
				274,629,924
Colorado–2.52%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,075	1,102,112
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,038,870
Series 2017, Ref. GO Bonds	5.13%	12/01/2046	2,375	2,464,039
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB (g)	5.00%	12/01/2037	3,000	3,161,250
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	5,869,350
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2013, RB	5.63%	06/01/2043	2,500	2,774,850
Series 2017, Ref. RB	5.00%	06/01/2047	3,500	3,968,755
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	6,250	6,813,437
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	2,400	2,505,000
Series 2019, RB	6.00%	01/15/2041	2,650	2,751,468
Colorado Springs (City of), CO; Series 2010 D-1, RB (c)(d)	5.25%	11/15/2020	1,000	1,054,510
Denver (City & County of), CO; Series 2018 A, Ref. RB (e)(g)(k)	5.25%	12/01/2043	15,000	18,274,500
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (k)	5.00%	10/01/2032	5,000	5,436,700
Denver (City of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,855,750
Leyden Rock Metropolitan District No. 10; Series 2016 A, GO Bonds	5.00%	12/01/2045	1,250	1,285,613
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	3,097,950
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	6,255	9,530,931
University of Colorado; Series 2009 A, RB (c)(d)	5.25%	06/01/2019	1,075	1,075,000
				75,060,085
Connecticut–1.29%
Connecticut (State of);
Series 2019 A, RB	5.00%	04/15/2035	2,000	2,431,060
Series 2019 A, RB	5.00%	04/15/2036	2,300	2,784,058
Series 2019 A, RB	5.00%	04/15/2039	1,600	1,918,704
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS- ACA)(b)(k)	6.60%	07/01/2024	860	862,632
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (k)	5.50%	04/01/2021	3,000	3,176,190
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.);
Series 2016 A, RB (g)	5.00%	09/01/2046	$2,500	$2,644,400
Series 2016 A, RB (g)	5.00%	09/01/2053	1,700	1,790,559
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,063,820
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,314,250
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/2026	1,000	1,065,300
Series 2011 A, RB	5.00%	07/01/2041	5,700	5,999,364
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,295,100
Hamden (Town of), CT (Whitney Center); Series 2009 C, RB (d)	5.50%	01/01/2022	1,000	1,001,610
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, RB (c)(d)	7.88%	04/01/2020	3,000	3,156,900
				38,503,947
Delaware–0.04%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. RB	5.40%	02/01/2031		1,050	1,092,536
District of Columbia–3.51%
District of Columbia;
Series 2006 B-1, RB (INS -NATL)(b)	5.00%	02/01/2031		10,655	10,680,679
Series 2009 A, RB (e)	5.00%	12/01/2023		10,715	10,906,477
Series 2009 A, RB (e)	5.25%	12/01/2027		6,860	6,990,683
Series 2009 B, Ref. RB (e)	5.00%	12/01/2024		4,285	4,361,573
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB (c)(d)	6.38%	03/01/2021		2,700	2,922,993
Series 2011, RB (c)(d)	6.63%	03/01/2021		1,100	1,196,723
District of Columbia (Georgetown University);
Series 2017, Ref. RB (c)(d)	5.00%	04/01/2027		1,180	1,467,082
Series 2017, Ref. RB	5.00%	04/01/2042		7,125	8,411,989
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052		2,250	2,375,280
District of Columbia (Sibley Memorial Hospital); Series 2009, RB (c)(d)	6.38%	10/01/2019		2,200	2,234,936
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB (j)	0.00%	06/15/2046		25,000	4,108,250
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB (k)	5.00%	10/01/2034		5,295	6,213,312
Series 2018 A, Ref. RB (k)	5.00%	10/01/2043		15,800	18,729,004
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS -AGM)(b)(j)	0.00%	10/01/2037		17,565	9,409,746
Series 2014 A, Ref. RB	5.00%	10/01/2053		13,710	14,606,771
					104,615,498
Florida–5.34%
Broward (County of), FL; Series 2015 A, RB (k)	5.00%	10/01/2045		5,030	5,700,650
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (g)	5.00%	07/01/2037		2,765	2,950,172
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020		3,000	3,105,990
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (g)	7.25%	05/15/2026		1,000	993,740
Series 2014 A, RB (g)	7.75%	05/15/2035		2,500	2,490,625
Davie (Town of) (Nova Eastern University); Series 2018, Ref. RB	5.00%	04/01/2048		7,605	8,744,609
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042		3,250	3,662,847
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (c)	5.95%	07/01/2020		60	62,849
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB (c)	6.88%	10/01/2022		2,085	2,278,446
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048		5,000	5,576,600
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB (g)	6.00%	06/15/2035		2,935	3,168,421
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.00%	04/01/2038		6,000	6,612,360
Hillsborough (County of) Aviation Authority (Tampa International Airport); Series 2018 E, RB (e)	5.00%	10/01/2048		15,000	17,680,050
Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044		4,225	5,035,101
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (c)(d)	5.50%	11/15/2021	$ 6,500	$ 7,124,065
Miami (City of), FL; Series 2009, Ref. RB (INS -AGC)(b)	5.00%	10/01/2034	500	505,130
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,124,989
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,155,728
Miami-Dade (County of), FL;
Series 2009 C, RB (c)(d)	5.75%	10/01/2019	550	557,717
Series 2010 B, RB (INS -AGM)(b)	5.00%	10/01/2035	1,205	1,256,646
Series 2010, Ref. RB (c)(d)	5.00%	10/01/2020	4,500	4,710,015
Series 2012 A, Ref. RB (k)	5.00%	10/01/2030	2,000	2,188,180
Series 2012 B, RB (INS -AGM)(b)	5.00%	10/01/2035	3,800	4,174,110
Series 2017 B, Ref. RB (k)	5.00%	10/01/2040	6,000	7,027,740
Series 2019 A, RB (k)	5.00%	10/01/2049	12,000	14,278,080
Miami-Dade (County of), FL (Jackson Health System);
Series 2009, RB (c)(d)	5.63%	06/01/2019	1,000	1,000,000
Series 2009, RB (c)(d)	5.75%	06/01/2019	775	775,000
Miami-Dade (County of), FL (Miami International Airport); Series 2010, RB (c)(d)	5.38%	10/01/2020	3,105	3,264,247
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (e)	5.00%	04/01/2053	9,000	10,478,880
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2035	3,350	3,465,005
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	11,810,800
Palm Beach (County of), FL Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (c)(d)	5.00%	07/01/2020	625	648,713
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	3,830	4,474,359
Reunion East Community Development District;
Series 2005, RB (f)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	235	237,980
Sunrise (City of), FL; Series 1998, Ref. RB (c)(d)	5.20%	10/01/2020	1,725	1,772,024
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,992,435
Tampa Bay Water; Series 2001 A, RB (INS -NATL)(b)	6.00%	10/01/2029	3,000	4,144,320
				159,228,625
Georgia–2.47%
Atkinson & Coffee (Counties of), GA Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (c)(d)	5.25%	06/01/2019	1,000	1,000,000
Atlanta (City of), GA;
Atlanta (City of), GA; Series 2009 A, RB (c)(d)	6.00%	11/01/2019	2,000	2,037,300
Series 2009 B, RB (c)(d)	5.25%	11/01/2019	980	995,288
Series 2009 B, RB (c)(d)	5.38%	11/01/2019	980	995,788
Series 2009 B, RB (INS -AGM)(b)	5.25%	11/01/2034	520	527,790
Series 2009 B, RB (INS -AGM)(b)	5.38%	11/01/2039	520	527,883
Series 2010 C, Ref. RB	5.25%	01/01/2030	1,500	1,583,715
Series 2010 C, Ref. RB (INS -AGM)(b)	5.25%	01/01/2030	1,500	1,586,130
Series 2010 C, Ref. RB	6.00%	01/01/2030	1,000	1,070,830
Series 2015, Ref. RB (e)	5.00%	11/01/2040	18,420	21,372,174
DeKalb (County of), GA Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	600	609,726
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2009 A-2, RB (c)(d)	6.38%	11/15/2019	700	715,141
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	7,750	8,790,515
Gwinnett (County of), GA Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS -AGM)(b)	5.50%	07/01/2034	1,000	1,002,390
Macon-Bibb (County of), GA Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC (c)(d)	5.00%	08/01/2019	2,000	2,011,140
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB (g)	5.88%	06/15/2047	1,680	1,740,261
Series 2017 A, RB (g)	6.00%	06/15/2052	1,530	1,587,130
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Main Street Natural Gas, Inc.;
Series 2019 A, RB (d)	5.00%	05/15/2043	$3,000	$3,478,920
Series 2019 B, RB (d)	4.00%	12/02/2024	7,000	7,760,410
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB (g)	5.00%	11/01/2037	5,250	5,851,545
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB (g)(k)	4.00%	01/01/2038	6,200	6,409,188
Savannah (City of), GA Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS -AGM)(b)	5.50%	06/15/2035	1,020	1,059,851
Thomasville (City of), GA Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC (c)(d)	5.13%	11/02/2020	750	788,025
				73,501,140
Guam–0.04%
Guam (Territory of) Power Authority; Series 2010 A, RB (c)(d)	5.00%	10/01/2020	1,100	1,151,788
Hawaii–0.33%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,380,725
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, RB	6.50%	07/01/2039	2,000	2,008,320
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB (k)	3.25%	01/01/2025	4,500	4,662,675
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,659,405
				9,711,125
Illinois–11.67%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (c)	5.60%	01/01/2023	1,610	1,611,562
Bolingbrook (Village of), IL; Series 2005, RB (m)	6.25%	01/01/2024	940	927,310
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, GO Bonds (e)	5.00%	12/01/2024	15,000	16,242,900
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,662,274
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,654,050
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,480,800
Series 2011 A, RB (c)(d)	5.00%	01/01/2022	1,000	1,088,340
Series 2011, COP	7.13%	05/01/2021	1,845	1,844,963
Series 2014, RB	5.00%	11/01/2044	1,905	2,101,520
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,906,200
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,205,400
Series 2017 A, RB (INS -AGM)(b)	5.25%	01/01/2042	2,000	2,333,220
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	9,875,895
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	9,089,680
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP (g)	7.00%	01/15/2029	3,244	3,245,534
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP -GNMA)(k)	6.13%	02/20/2042	1,325	1,326,696
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/2026	384	286,167
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (k)	5.50%	01/01/2032	5,000	5,580,400
Series 2014 A, Ref. RB (k)	5.00%	01/01/2041	2,725	2,992,350
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (k)	5.00%	01/01/2030	5,000	5,372,500
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,889,250
Series 2017 D, RB	5.25%	01/01/2036	4,600	5,521,242
Series 2017 D, RB (e)(g)(k)	5.00%	01/01/2042	6,500	7,444,060
Series 2017 D, RB (e)(g)(k)	5.00%	01/01/2047	7,500	8,559,000
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	1,484	1,484,252
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	6,332,302
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,261,930
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	3,000	3,274,620
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds (e)	5.00%	12/01/2044	12,000	13,397,160
Series 2015 C, GO Bonds (e)	5.00%	12/01/2027	6,805	7,891,418
Series 2015 C, GO Bonds (e)	5.00%	12/01/2028	4,000	4,630,880
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Transit Authority;
Series 2011, RB (e)(l)	5.25%	12/01/2036	$12,000	$12,702,960
Series 2014, RB	5.00%	12/01/2044	8,195	9,043,510
Cook County School District No. 122 (Ridgeland); Series 2000, GO Bonds (c)(j)	0.00%	12/01/2020	4,050	3,954,865
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	551,797
Illinois (State of);
Series 1991, RB (INS -AMBAC)(b)	6.25%	12/15/2020	955	982,351
Series 2012 A, GO Bonds	5.00%	01/01/2031	2,775	2,911,891
Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,345,560
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,897,404
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	5,026,229
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	12,535,828
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS -NATL)(b)	5.85%	07/01/2019	390	391,287
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	2,083,019
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,435,770
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB (c)(d)	6.00%	04/01/2021	1,000	1,080,880
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (c)	6.25%	04/15/2022	635	685,444
Series 1992 C, RB (c)	6.25%	04/15/2022	730	787,911
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/2022	1,180	1,222,504
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,371,703
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (e)	5.38%	08/15/2019	1,000	1,007,670
Series 2009 A, RB (e)	5.75%	08/15/2019	2,000	2,016,820
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	870	836,106
Series 2016, RB	2.00%	05/15/2055	203	10,124
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,119,220
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,102,794
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,490,224
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB (c)(d)	6.25%	11/15/2019	1,205	1,230,679
Series 2009, RB	6.25%	11/15/2035	795	810,495
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,728,785
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,144,946
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,502,152
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (c)(d)	5.38%	03/01/2020	1,000	1,028,680
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,075,900
Series 2011 A, RB (INS -AGM)(b)	6.00%	08/15/2041	650	703,528
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,329,400
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(h)(i)	1.57%	08/01/2043	1,850	1,850,000
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB (e)	5.00%	10/01/2040	10,000	11,511,100
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Ref. RB (c)(m)	5.65%	06/15/2022	3,660	4,105,578
Series 2002, Ref. RB (INS -NATL)(b)(m)	5.65%	06/15/2022	16,340	17,887,398
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,324,542
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	2,630	2,939,498
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	2,395	2,671,239
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (e)	5.00%	01/01/2038	8,000	8,733,120
Series 2015 A, RB (e)	5.00%	01/01/2040	14,190	16,272,808
McHenry (County of), IL Special Service Area (Wonder Lake Dredging); Series 2010, RB	6.50%	03/01/2030	3,820	3,901,977
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Northern Illinois University;
Series 2011, Ref. RB (INS -AGM)(b)	5.50%	04/01/2026	$2,000	$2,056,060
Series 2011, Ref. RB (INS -AGM)(b)	5.25%	04/01/2028	2,000	2,051,880
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (f)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,067,020
Series 2010, RB (c)(d)	6.00%	06/01/2021	10,000	10,881,800
Series 2017, RB	5.00%	06/01/2026	8,000	9,564,880
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,823,100
United City of Yorkville (City of), IL Special Service Area No. 2004-107 (Raintree Village II); Series 2005, RB (f)	6.25%	03/01/2035	958	431,100
University of Illinois; Series 2011 A, RB	5.13%	04/01/2036	1,000	1,048,390
				347,948,801
Indiana–1.87%
Indiana (State of) Finance Authority (CWA Authority);
Series 2011 B, RB	5.00%	10/01/2041	11,000	11,764,060
Series 2016 A, RB (INS -NATL)(b)	5.00%	10/01/2046	15,000	17,391,300
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	5,036,782
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,220	1,264,518
Series 2012 A, RB	5.00%	06/01/2039	2,500	2,568,400
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. RB, VRD RB (LOC - Barclays Bank PLC)(h)(i)	1.47%	11/01/2037	5,250	5,250,000
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,995,970
Series 2016, RB	5.00%	07/01/2041	1,500	1,739,205
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (k)	6.75%	01/01/2034	1,500	1,745,310
Whiting (City of), IN (BP Products North America); Series 2014, RB (SIFMA Municipal Swap Index + 0.75%)(d)(k)(n)	2.17%	06/06/2019	7,000	7,003,010
				55,758,555
Iowa–2.43%
Ames (City of), IA (Mary Greeley Medical Center);
Series 2011, RB (c)(d)	5.25%	06/15/2020	7,000	7,265,230
Series 2011, RB (c)(d)	5.50%	06/15/2020	1,000	1,040,430
Series 2011, RB (c)(d)	5.63%	06/15/2020	1,500	1,562,565
Iowa (State of) (IJOBS Program);
Series 2009 A, RB	5.00%	06/01/2025	1,455	1,455,000
Series 2009 A, RB	5.00%	06/01/2026	1,405	1,405,000
Series 2009 A, RB	7.96%	06/01/2027	2,325	2,325,000
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (g)	5.88%	12/01/2027	6,795	7,141,749
Series 2013, Ref. RB (d)	5.25%	12/01/2037	8,140	8,794,863
Series 2019, Ref. RB	3.13%	12/01/2022	2,000	2,024,000
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, RB (c)(d)	5.25%	08/15/2019	1,500	1,510,995
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	5,240,903
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.63%	06/01/2046	2,690	2,689,919
Series 2005 E, RB (j)	0.00%	06/01/2046	50,000	5,879,000
Iowa Student Loan Liquidity Corp.; Series 2011 A-2, RB (k)	5.70%	12/01/2027	720	753,293
PEFA, Inc.; Series 2019, RB (d)	5.00%	09/01/2026	20,000	23,486,800
				72,574,747
Kansas–0.67%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, RB (c)(d)	5.50%	11/15/2019	35	35,606
Series 2009, RB	5.50%	11/15/2029	1,465	1,489,407
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, RB	5.38%	03/01/2029	$1,000	$1,026,340
Series 2011 H, RB	5.00%	03/01/2034	1,000	1,022,170
Series 2011 H, RB	5.13%	03/01/2039	2,000	2,043,920
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.25%	07/01/2044	2,000	2,242,240
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,646,190
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	7,471,699
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,618,065
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, RB	5.00%	09/01/2044	1,180	1,322,072
				19,917,709
Kentucky–2.50%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,348,000
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,555,600
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	4,500	5,078,475
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2045	12,000	13,860,720
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,898,526
Series 2015 A, RB	5.00%	07/01/2040	2,620	2,848,543
Series 2015 A, RB	5.00%	01/01/2045	14,260	15,478,945
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	9,879,815
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, RB (c)(d)	6.50%	06/01/2020	3,200	3,357,216
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB (d)	4.00%	01/01/2025	6,000	6,589,980
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	5,870	6,636,270
				74,532,090
Louisiana–1.88%
Caddo & Bossier (Parishes of), LA Port Commission; Series 2011, Ref. RB (c)(d)	5.00%	04/01/2021	550	584,617
East Baton Rouge (Parish of), LA Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB (h)	1.60%	08/01/2035	1,526	1,526,000
Jefferson (Parish of), LA Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. RB (c)(d)	5.38%	01/01/2021	400	423,840
Jefferson (Parish of), LA Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. RB (c)(d)	6.00%	01/01/2021	3,000	3,206,220
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (c)(d)	5.00%	10/01/2020	1,000	1,046,670
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, RB (c)(d)	5.50%	02/01/2020	1,500	1,540,035
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 A, Ref. RB (c)(d)	6.00%	07/01/2019	1,600	1,605,232
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/2026	1,010	1,264,237
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	13,927,804
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	06/01/2044	605	665,427
Series 2015, RB	5.00%	12/01/2040	3,000	3,358,530
Series 2015, RB	5.00%	12/01/2045	5,500	6,136,020
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2048	5,000	5,866,450
Regional Transit Authority; Series 2010, RB (INS -AGM)(b)	5.00%	12/01/2030	2,580	2,703,144
Terrebonne (Parish of), LA; Series 2011 ST, RB (c)(d)	5.00%	04/01/2021	2,645	2,813,963
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	9,286,250
				55,954,439
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–1.72%
Baltimore (City of), MD; Series 2017, Ref. RB	5.00%	09/01/2042		$ 2,500	$ 2,827,475
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038		1,650	1,790,102
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.25%	01/01/2031		3,175	3,520,091
Series 2011 A, RB	6.13%	01/01/2036		4,000	4,386,840
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(d)	6.13%	01/01/2021		4,250	4,552,685
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB (g)	5.13%	07/01/2037		1,265	1,307,605
Series 2017 A, RB (g)	5.25%	07/01/2047		4,295	4,402,719
Series 2017 A, RB (g)	5.38%	07/01/2052		1,530	1,574,844
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB (c)(d)	6.00%	07/01/2021		1,000	1,090,720
Series 2016, Ref. RB	5.00%	07/01/2047		5,000	5,706,000
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2011, RB	5.00%	08/15/2041		5,000	5,306,150
Series 2017 A, RB	5.00%	05/15/2042		5,000	5,813,150
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (c)(d)	5.75%	06/01/2020		1,460	1,521,889
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (c)(d)	5.38%	06/01/2020		1,030	1,069,871
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037		2,000	2,167,840
Series 2017, Ref. RB	5.25%	04/01/2047		4,035	4,334,316
					51,372,297
Massachusetts–2.41%
Boston (City of), MA Water & Sewer Commission; Series 1993 A, RB (INS -NATL)(b)	5.25%	11/01/2019		595	604,484
Massachusetts (Commonwealth of); Series 2019 C, GO Bonds	5.00%	05/01/2041		15,000	18,359,850
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB (j)	0.00%	07/01/2031		13,000	9,622,730
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044		4,000	4,657,640
Massachusetts (Commonwealth of) Development Finance Agency (Care Group);
Series 2016 I, Ref. RB	5.00%	07/01/2036		3,000	3,439,620
Series 2016 I, Ref. RB	5.00%	07/01/2038		2,045	2,333,140
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2018 J-2, RB	5.00%	07/01/2043		4,100	4,760,674
Series 2018 J-2, RB	5.00%	07/01/2048		5,000	5,774,500
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047		5,000	5,655,150
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040		2,000	2,144,320
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042		1,000	1,097,850
Series 2017, Ref. RB	5.00%	07/01/2047		3,000	3,286,050
Massachusetts (Commonwealth of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS -AGM)(b)	5.25%	07/01/2033		750	807,083
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042		1,050	1,115,383
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (c)(d)	6.75%	01/01/2021		1,000	1,080,750
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB (c)(d)	5.50%	07/01/2021		950	1,026,523
Series 2011 H, RB	5.50%	07/01/2031		50	53,632
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB (k)	5.00%	07/01/2039		4,000	4,864,240
Series 2019 A, Ref. RB (k)	5.00%	07/01/2040		1,000	1,213,060
					71,896,679
Michigan–2.08%
Detroit (City of), MI; Series 2006 B, RB (c)(d)	6.25%	07/01/2019		1,000	1,003,570
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/2029		500	537,420
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044		9,000	10,208,520
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	$ 2,500	$ 2,982,975
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	2,720	2,924,979
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,534,849
Series 2014 D-1, Ref. RB (INS -AGM)(b)	5.00%	07/01/2037	2,000	2,251,460
Series 2014 D-2, Ref. RB (INS -AGM)(b)	5.00%	07/01/2027	4,000	4,621,840
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,559,835
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	3,000	3,565,410
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,316,320
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. RB (k)	7.50%	01/01/2021	540	537,673
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	5,000	5,000,100
Oakland University Board of Trustees;
Series 2016, RB	5.00%	03/01/2041	5,000	5,734,900
Series 2016, RB	5.00%	03/01/2047	2,500	2,855,175
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,000	3,053,130
Series 2016, Ref. RB	5.00%	11/01/2035	3,255	3,282,928
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB (k)	5.00%	12/01/2032	1,500	1,644,135
Series 2012 B, RB (k)	5.00%	12/01/2037	1,500	1,635,150
Series 2012 D, Ref. RB (k)	5.00%	12/01/2028	2,500	2,752,625
				62,002,994
Minnesota–0.54%
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, RB (INS -AGC)(b)	5.00%	02/15/2030		1,060	1,081,285
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047		5,615	6,245,564
St. Louis Park (City of), MN (Park Nicollet Health Services); Series 2009, Ref. RB (c)(d)	5.75%	07/01/2019		2,000	2,006,320
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. RB	5.00%	11/15/2047		3,000	3,490,110
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046		2,000	2,193,000
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049		1,000	1,047,520
					16,063,799
Mississippi–0.90%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD RB (h)	1.61%	12/01/2030		3,300	3,300,000
Series 2010 I, VRD IDR (h)	1.55%	11/01/2035		3,230	3,230,000
Series 2011 G, VRD IDR (h)	1.50%	11/01/2035		3,200	3,200,000
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2010 H, VRD IDR (h)	1.50%	11/01/2035		13,660	13,660,000
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048		3,000	3,471,360
					26,861,360
Missouri–2.46%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, RB (INS -AGC)(b)	5.00%	10/01/2039		2,000	2,020,780
Cape Girardeau (County of), MO Industrial Development Authority (St. Francis Medical Center); Series 2009 A, RB (c)(d)	5.75%	06/01/2019		2,150	2,150,000
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024		5,990	6,486,751
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB (g)	5.00%	04/01/2046		1,150	1,171,885
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB (g)	5.00%	02/01/2040		1,500	1,612,185
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2042		2,250	2,463,862
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series A, RB	5.00%	02/01/2042		3,000	3,304,080
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, RB	5.50%	02/01/2042	$950	$965,162
Series 2016, Ref. RB	5.00%	02/01/2046	4,000	4,361,720
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,530,336
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB (e)	5.00%	11/15/2042	25,000	29,366,000
Raytown (City of), MO (Raytown Live Redevelopment Plan); Series 2007 1, RB	5.13%	12/01/2031	3,325	3,328,558
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.38%	11/15/2035	2,250	2,349,517
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,937,862
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	8,358,825
				73,407,523
Montana–0.13%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,816,237
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, RB (c)(d)	5.75%	01/01/2021	1,000	1,066,220
				3,882,457
Nebraska–0.59%
Central Plains Energy Project (No. 3);
Series 2012, RB (o)	5.00%	09/01/2032	4,900	5,314,050
Series 2017 A, Ref. RB	5.00%	09/01/2037	5,010	6,399,574
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,811,650
				17,525,274
Nevada–0.45%
Clark (County of), NV (Las Vegas-McCarran International Airport);
Series 2010 A, RB	5.13%	07/01/2034	2,000	2,038,420
Series 2010 A, RB (INS -AGM)(b)	5.25%	07/01/2039	5,500	5,603,840
Series 2010 A, RB	5.25%	07/01/2042	2,000	2,036,720
Las Vegas (City of), NV Valley Water District; Series 2009 B, GO Bonds (c)(d)	5.00%	06/01/2019	800	800,000
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB (g)	5.00%	07/15/2047	2,900	3,068,693
				13,547,673
New Hampshire–0.28%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, RB (c)(d)	6.88%	10/01/2019	895	910,627
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,412,920
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB (c)(d)	6.00%	01/01/2021	1,100	1,176,208
				8,499,755
New Jersey–4.96%
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (k)	5.00%	12/01/2024	4,000	4,332,720
Landis Sewage Authority (Registered CARS); Series 1993, RB (INS -NATL)(b)(p)	7.52%	09/19/2019	300	303,669
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS- NATL)(e)(l)	5.50%	09/01/2022	7,500	8,308,425
Series 2005, RB (INS - AMBAC)(b)	5.50%	09/01/2024	3,885	4,511,650
Series 2009 BB, RB (c)(d)	5.00%	09/01/2019	1,750	1,764,665
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,314,346
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,240,180
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,077,640
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,222,060
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	3,205,440
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	$675	$648,661
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,275,066
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (c)(d)	5.75%	06/01/2020	3,020	3,149,528
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (k)	5.38%	01/01/2043	1,500	1,679,115
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (c)(d)	5.63%	07/01/2021	8,000	8,673,360
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,531,871
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2039	7,000	8,195,530
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, RB	5.63%	06/01/2030	1,000	1,000,860
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS -AGC)(b)(j)	0.00%	12/15/2026	10,000	8,253,200
Series 2006 C, RB (INS -NATL)(b)(j)	0.00%	12/15/2031	7,410	4,994,044
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,281,620
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,779,975
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,747,465
Series 2018 A, Ref. RB	5.00%	12/15/2034	8,000	9,301,280
Series 2018 A, Ref. RN (e)(l)	5.00%	06/15/2030	5,000	5,780,550
Series 2018 A, Ref. RN (e)(l)	5.00%	06/15/2031	7,500	8,628,825
Series 2019, RB	5.25%	06/15/2043	5,000	5,813,300
Subseries 2016 A-1, RN	5.00%	06/15/2027	10,000	11,743,300
New Jersey (State of) Turnpike Authority;
Series 2009 I, RB (c)(d)	5.00%	01/01/2020	2,000	2,041,540
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,867,300
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	11,197,700
				147,864,885
New Mexico–0.21%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020		2,000	2,064,540
Series 2010 C, Ref. PCR	5.90%	06/01/2040		4,100	4,257,440
					6,321,980
New York–8.98%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (c)(d)	6.25%	01/15/2020		2,710	2,792,899
Series 2009, RB (c)(d)	6.38%	01/15/2020		1,130	1,165,426
Series 2009, RB (j)	0.00%	07/15/2035		5,000	2,904,600
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045		5,850	5,849,942
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS- AGM)(b)	4.00%	02/15/2047		8,000	8,694,320
Metropolitan Transportation Authority;
Metropolitan Transportation Authority; Series 2011 A, RB (c)(d)	5.00%	11/15/2021		2,000	2,179,680
Series 2013 A, RB	5.00%	11/15/2038		3,025	3,329,829
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, RB	5.25%	11/15/2057		2,280	2,680,117
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, RB	6.13%	06/01/2094		5,250	6,313,072
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042		3,000	3,176,550
New York (City of) Transitional Finance Authority; Subseries 2013, RB (e)	5.00%	11/01/2042		12,625	14,234,814
New York (City of), NY;
Series 2015 F, VRD GO Bonds (h)	1.58%	06/01/2044		11,975	11,975,000
Subseries 2015 F-5, VRD GO Bonds (h)	1.47%	06/01/2044		14,280	14,280,000
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2009, RB (INS -AGC)(b)	6.38%	01/01/2039		1,000	1,003,490
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB (e)	5.00%	06/15/2045		28,610	31,272,447
Subseries 2012 A-1, VRD RB (h)	1.47%	06/15/2044		10,350	10,350,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Subseries 2009 A-1, RB (e)	5.00%	05/01/2030	$3,058	$3,058,000
Subseries 2013, RB (e)	5.00%	11/01/2038	5,465	6,172,608
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	11,451,100
New York (State of); Series 2009 A, GO Bonds	5.00%	02/15/2039	500	501,325
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (e)	5.00%	03/15/2031	21,885	23,174,902
Series 2014 C, RB (e)	5.00%	03/15/2040	12,030	13,651,885
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB (c)(d)	5.00%	05/01/2021	2,000	2,138,620
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, RB	5.00%	07/01/2035	1,000	1,067,680
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC - Landesbank Hessen-thrgn)(h)(i)	1.59%	11/01/2046	5,500	5,500,000
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (g)	5.00%	11/15/2044	10,905	11,924,508
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB (k)	5.00%	08/01/2026	10,000	10,567,800
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, RB (k)	5.00%	01/01/2036	2,500	2,923,225
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (k)	5.00%	07/01/2046	15,205	16,699,956
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	3,865	3,963,519
Series 2005 A, RB (g)(j)	0.00%	08/15/2045	57,500	10,024,550
Suffolk (County of), NY Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,271,576
Triborough Bridge & Tunnel Authority; Series 1993 B, RB (c)	5.00%	01/01/2020	685	699,748
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank N.A.)(h)(i)	1.46%	01/01/2032	8,890	8,890,000
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	11,000	10,734,680
				267,617,868
North Carolina–0.58%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (k)	5.00%	06/30/2054	5,475	5,980,014
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, RB (c)(d)	5.00%	06/01/2019	1,000	1,000,000
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,480	1,552,180
North Carolina (State of) Turnpike Authority; Series 2018, RB	5.00%	01/01/2040	7,000	8,183,140
Oak Island (Town of), NC; Series 2009, RB (c)(d)	6.00%	06/01/2019	500	500,000
				17,215,334
North Dakota–0.66%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	2,700	2,794,284
Cass (County of), ND (Essentia Health Obligated Group); Series 2008 A, RB (INS -AGC)(b)	5.13%	02/15/2037	1,000	1,021,570
Fargo (City of), ND (Sanford); Series 2011, RB	6.25%	11/01/2031	1,250	1,390,425
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	2,000	2,057,760
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	12,288,346
				19,552,385
Ohio–4.68%
Adams (County of), OH (Adams County Hospital); Series 2005, RB	6.25%	09/01/2020	2,760	2,750,837
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,081,850
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,739,500
Allen (County of), OH (Catholic Healthcare Partners); Series 2010 A, RB (c)(d)	5.00%	06/01/2020	1,025	1,059,871
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	11,415,100
Beavercreek City School District; Series 2009, GO Bonds (c)(d)	5.00%	06/01/2019	1,000	1,000,000
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, RB	5.88%	06/01/2047	15,575	15,010,406
Centerville (City of), OH (Graceworks Lutheran Services);
Series 2017, Ref. RB	5.25%	11/01/2047	2,700	2,922,831
Series 2017, Ref. RB	5.25%	11/01/2050	2,500	2,700,800
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,760,500
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB	5.75%	01/01/2024	$605	$632,116
Series 2014 A, Ref. RB	6.50%	01/01/2034	2,450	2,569,952
Cleveland (City of), OH;
Series 1993 G, Ref. RB (INS -NATL)(b)	5.50%	01/01/2021	1,245	1,297,738
Series 2008 B-1, RB (INS -NATL)(b)(j)	0.00%	11/15/2025	2,895	2,498,443
Series 2012 A, Ref. RB	5.00%	01/01/2029	5,000	5,385,600
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,979,440
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,360,291
Hamilton (County of), OH (Christ Hospital);
Series 2012, RB	5.25%	06/01/2027	3,295	3,606,410
Series 2012, RB	5.50%	06/01/2042	6,000	6,535,560
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,847,296
Series 2016, Ref.RB	5.00%	01/01/2046	6,505	7,109,445
Lancaster (City of), OH Port Authority; Series 2019 A, Ref. RB (d)	5.00%	02/01/2025	5,000	5,817,600
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	16,500	19,296,750
Middleburg Heights (City of), OH (Southwest General Health Center);
Series 2011, RB	5.13%	08/01/2031	1,750	1,864,887
Series 2011, RB	5.25%	08/01/2036	1,500	1,599,135
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	8,161,753
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (k)	5.00%	12/31/2025	2,000	2,266,420
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,053,400
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP -GNMA)(k)	6.10%	09/20/2049	2,845	2,876,039
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,172,380
				139,372,350
Oklahoma–0.91%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.25%	08/15/2048	8,500	9,866,460
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB	5.00%	08/01/2052	2,000	1,883,380
Series 2017, RB	5.25%	08/01/2057	3,000	2,825,160
Oklahoma Development Finance Authority; Series 2018 B, RB (e)(g)(l)	5.50%	08/15/2057	6,000	7,012,740
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (d)(k)	5.00%	06/01/2025	5,000	5,555,050
				27,142,790
Oregon–0.76%
Beaverton School District;
Series 2009, GO Bonds (c)(d)	5.00%	06/01/2019	750	750,000
Series 2009, GO Bonds (c)(d)	5.13%	06/01/2019	500	500,000
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,172,208
Series 2018 A, RB	5.00%	05/15/2052	500	536,605
Clackamas (County of), OR Hospital Facility Authority (Willamette View); Series 2017 A, Ref. RB	5.00%	11/15/2047	5,375	5,909,436
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.25%	05/01/2034	2,000	2,147,280
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,566,090
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	900	962,577
Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB (k)	5.00%	07/01/2047	3,000	3,466,020
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,108,310
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,088,840
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, RB	6.38%	11/01/2033	3,500	3,548,265
				22,755,631
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–2.76%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, VRD RB (h)	1.57%	12/01/2037		$ 2,000	$ 2,000,000
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB (c)(d)	5.25%	03/01/2021		700	745,192
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047		13,410	15,539,642
Allegheny (County of), PA Port Authority; Series 2011, Ref. RB	5.75%	03/01/2029		1,385	1,482,393
Delaware River Port Authority; Series 2010 D, RB (c)(d)	5.00%	01/01/2020		1,000	1,020,770
Erie (City of), PA Parking Authority;
Series 2010, RB (c)(d)	5.20%	09/01/2020		260	271,851
Series 2010, RB (INS -AGM)(b)	5.20%	09/01/2035		740	768,668
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022		2,125	2,194,849
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (k)	5.50%	11/01/2044		3,300	3,507,141
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University);
Series 2011 A, RB (c)(d)	5.13%	05/01/2021		470	502,021
Series 2011 A, RB	5.13%	05/01/2036		30	31,626
Pennsylvania (Commonwealth of) Turnpike Commission;
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2009 A, RB (c)(d)	5.00%	06/01/2019		5,850	5,850,000
Series 2018 B, RB	5.25%	12/01/2048		7,995	9,558,022
Pennsylvania (Commonwealth of) Turnpike Commission; Subseries 2010 B-2, RB (c)(d)(m)	5.75%	12/01/2020		4,550	4,839,062
Pennsylvania (Commonwealth of) Turnpike Commission; Subseries 2010 B-2, RB (c)(d)(m)	6.00%	12/01/2020		2,750	2,934,827
Subseries 2014 A-2, RB (m)	5.13%	12/01/2040		5,500	5,150,310
Subseries 2017 B-1, RB	5.25%	06/01/2047		4,000	4,667,640
Philadelphia (City of), PA;
Ninth Series 2010, RB (c)(d)	5.00%	08/01/2020		500	520,425
Series 2017 B, Ref. RB (k)	5.00%	07/01/2047		7,500	8,669,175
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042		3,000	3,207,330
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042		3,500	4,076,310
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2026		2,360	2,811,468
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(b)	5.00%	02/01/2031		2,000	2,071,560
					82,420,282
Puerto Rico–0.95%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039		6,450	6,517,854
Puerto Rico (Commonwealth of); Series 2006 A, GO Bonds (6 mo. CPI + 1.00%) (INS - AGC)(b)(n)	3.46%	07/01/2019		2,500	2,500,000
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2030		2,700	2,935,764
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034		2,500	2,749,125
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036		4,100	4,484,580
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB (c)(d)	5.50%	08/01/2019		20	20,127
Series 2018 A-1, RB (j)	0.00%	07/01/2027		6,343	4,816,176
Series 2018 A-1, RB (j)	0.00%	07/01/2029		4,150	2,847,979
Series 2018 A-1, RB	4.50%	07/01/2034		1,400	1,438,500
					28,310,105
Rhode Island–0.08%
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035		500	522,955
Rhode Island Economic Development Corp.; Series 2008 A, RB (INS -AGC)(b)(k)	5.25%	07/01/2028		1,810	1,814,977
					2,337,932
South Carolina–1.41%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2031		2,120	2,290,830
Horry (County of), SC; Series 2010 A, RB	5.00%	07/01/2040		2,000	2,067,580
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
Piedmont Municipal Power Agency;
Series 2011 C, Ref. RB (INS -AGC)(b)	5.00%	01/01/2030	$500	$531,490
Series 2011 D, Ref. RB (INS -AGC)(b)	5.75%	01/01/2034	1,000	1,079,230
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	2,129,700
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	3,081,106
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. RB (c)(d)	5.75%	08/01/2019	1,000	1,006,750
Series 2013 A, Ref. RB (c)(d)	5.25%	08/01/2023	3,850	4,436,547
South Carolina (State of) Ports Authority; Series 2015, RB (k)	5.00%	07/01/2045	10,000	11,316,700
South Carolina (State of) Public Service Authority; Series 2015 E, RB	5.25%	12/01/2055	7,365	8,446,035
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,578,500
				41,964,468
South Dakota–0.19%
Rapid City (City of), SD; Series 2011 A, Ref. RB	6.75%	12/01/2031		1,500	1,539,540
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042		4,000	4,212,560
					5,752,100
Tennessee–1.20%
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, RB (c)(d)	5.63%	07/01/2020		2,000	2,088,060
Knox (County of), TN Health, Educational and Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042		14,000	16,105,320
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046		8,015	9,138,383
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, RB	5.00%	07/01/2027		2,000	2,123,740
Series 2012, RB	5.00%	07/01/2032		1,500	1,580,280
Series 2012, RB	5.00%	07/01/2037		1,100	1,157,310
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center); Series 2017 A, RB	5.00%	07/01/2048		1,500	1,720,155
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034		500	522,675
Series 2014, RB	5.25%	12/01/2044		1,165	1,227,933
					35,663,856
Texas–8.86%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP -Texas Permanent School Fund)(e)	5.00%	02/15/2045		15,000	17,753,250
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB (f)(k)	6.50%	11/01/2029		430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034		1,000	1,043,540
Bexar (County of), TX (Motor Vehicle Rental Tax); Series 2009, RB (INS - BHAC)(b)	5.00%	08/15/2039		1,020	1,022,621
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, RB (c)	7.00%	05/01/2021		345	371,037
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045		4,500	4,648,095
Central Texas Regional Mobility Authority;
Series 2011, RB (c)(d)	5.75%	01/01/2021		1,000	1,065,410
Series 2011, RB (c)(d)	6.00%	01/01/2021		5,000	5,346,400
Series 2016, Ref. RB	5.00%	01/01/2046		8,705	9,833,342
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043		2,000	2,257,360
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030		2,000	2,132,480
Series 2018 D, RB	6.00%	08/15/2038		5,000	5,472,000
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, RB (INS -AGC)(b)	5.25%	08/15/2034		4,000	4,026,520
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	$1,250	$1,375,513
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,638,000
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP -Texas Permanent School Fund)(j)	0.00%	08/15/2023	2,000	1,861,180
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.25%	10/01/2051	14,360	16,117,520
Harris (County of), TX;
Series 2007 C, GO Bonds (INS -AGM)(b)	5.25%	08/15/2031	6,665	8,983,487
Series 2009 A, RB (c)(d)	5.00%	08/15/2019	2,920	2,940,265
Series 2009, RB (c)(d)	5.00%	08/15/2019	570	573,899
Series 2009, RB	5.00%	08/15/2038	430	432,898
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, RB (c)(d)	5.25%	11/15/2019	1,100	1,119,052
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	1,480	1,483,241
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS -AGM)(b)(j)	0.00%	09/01/2026	8,750	7,542,325
Series 2001 B, RB (INS -AGM)(b)(j)	0.00%	09/01/2027	3,600	3,015,720
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB (c)(d)	6.88%	05/15/2021	1,700	1,869,507
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB (c)(d)	6.50%	05/15/2021	1,740	1,901,037
Laredo Community College District; Series 2010, RB (c)(d)	5.25%	08/01/2020	1,000	1,043,120
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, RB	5.25%	11/01/2040	1,000	1,041,180
Series 2012, RB (k)	5.00%	11/01/2028	2,000	2,188,380
Lower Colorado River Authority;
Series 2012 A, Ref. RB (c)(d)	5.00%	05/15/2022	10	10,990
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,009,479
Series 2019, Ref. RB	5.00%	05/15/2044	3,395	3,979,415
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2010, VRD RB (h)	1.50%	11/01/2038	15,700	15,700,000
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,844,168
Series 2014, Ref. RB	5.13%	02/15/2042	2,135	2,198,068
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB	5.00%	02/15/2030	280	296,968
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,961,869
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	3,000	3,228,180
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	2,350	2,581,592
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	675	713,840
Series 2016 A, RB	5.38%	11/15/2036	865	923,699
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,321,038
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,485,299
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB	5.00%	04/01/2046	3,000	3,162,600
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	7,565,265
Series 2016, RB	5.00%	01/01/2036	3,400	3,851,010
North Texas Tollway Authority;
Series 2005 C, RB	5.38%	01/01/2021	185	185,537
Series 2008 D, Ref. RB (INS -AGC)(b)(j)	0.00%	01/01/2028	12,800	10,767,488
Series 2008 D, Ref. RB (INS -AGC)(b)(j)	0.00%	01/01/2029	2,165	1,766,878
Series 2008 D, Ref. RB (INS -AGC)(b)(j)	0.00%	01/01/2031	4,710	3,571,828
Series 2011, Ref. RB	5.00%	01/01/2038	1,000	1,047,960
Pflugerville (City of), TX;
Series 2009, GO Bonds (c)(d)	5.30%	08/01/2019	860	865,263
Series 2009, GO Ctfs. (c)(d)	5.38%	08/01/2019	755	759,711
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (d)(g)(k)	7.25%	02/13/2020	4,000	4,102,720
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,067,080
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	6.75%	11/15/2024	850	971,865
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	$400	$396,464
Series 2016, RB	5.75%	09/15/2036	160	158,773
Sachse (City of), TX; Series 2009, Ref. GO Bonds (INS -AGC)(b)	5.25%	02/15/2031	5	5,014
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2032	1,250	1,262,988
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2037	1,000	1,010,400
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, RB (c)(d)	6.13%	11/15/2019	2,000	2,041,040
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB	5.75%	11/15/2037	345	241,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,735	1,737,568
Series 2007, RB	5.75%	02/15/2029	1,500	1,501,725
Series 2017A, RB	6.38%	02/15/2052	5,000	5,508,150
Texas (State of) Transportation Commission;
Series 2019, RB (j)	0.00%	08/01/2045	4,000	1,247,920
Series 2019, RB (j)	0.00%	08/01/2046	3,180	942,043
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB (j)	0.00%	08/15/2036	7,670	3,837,915
Series 2015 B, Ref. RB (j)	0.00%	08/15/2037	9,995	4,765,816
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(b)(j)	0.00%	08/15/2027	970	814,800
Series 2002, RB (c)(j)	0.00%	08/15/2027	30	25,692
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,170	4,889,283
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2023	2,000	2,206,800
Series 2012, RB	5.00%	12/15/2028	6,310	6,922,701
Series 2012, RB	5.00%	12/15/2031	1,875	2,042,137
Series 2012, RB	5.00%	12/15/2032	3,865	4,202,221
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (k)	5.00%	12/31/2045	7,550	8,351,961
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	5,460	5,618,340
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (k)	7.00%	12/31/2038	3,475	4,095,843
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, RB (c)(d)	5.13%	07/01/2021	1,655	1,772,174
Series 2011, RB (c)(d)	5.25%	07/01/2021	2,000	2,146,680
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS -AMBAC)(b)	5.38%	11/15/2024	1,300	1,322,360
				264,106,501
Utah–0.58%
Salt Lake City Corp Airport Revenue; Series 2017 A, RB (e)	5.00%	07/01/2042		14,000	16,318,820
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/2038		1,055	1,057,099
					17,375,919
Vermont–0.09%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039		1,275	1,288,298
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, RB	5.00%	12/15/2020		1,250	1,305,463
					2,593,761
Virgin Islands–0.31%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025		5,500	5,541,250
Series 2010 A, RB	5.00%	10/01/2025		850	856,375
Series 2010 A, RB	5.00%	10/01/2029		2,750	2,753,437
					9,151,062
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–1.45%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.50%	03/01/2046		$ 2,500	$ 2,663,400
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048		700	754,411
Series 2018, Ref. RB	5.00%	07/01/2051		1,000	1,076,280
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB (m)	5.20%	06/01/2046		4,000	4,013,480
Virginia (Commonwealth of) College Building Authority (Marymount University); Series 2015 A, Ref. RB (g)	5.00%	07/01/2045		1,000	1,056,740
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (k)	5.00%	07/01/2034		5,000	5,318,250
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (k)	5.00%	07/01/2027		4,465	4,837,470
Series 2012, RB (k)	5.50%	01/01/2042		4,920	5,335,888
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB (k)	5.00%	07/01/2034		6,735	7,163,683
Series 2012, RB (k)	5.00%	01/01/2040		2,535	2,683,576
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (k)	5.00%	12/31/2052		7,500	8,363,100
					43,266,278
Washington–2.77%
FYI Properties (Washington State District); Series 2009, RB	5.50%	06/01/2039		1,000	1,000,000
Seattle (Port of); Series 2018 A, RB (e)	5.00%	05/01/2043		21,000	24,256,050
Washington (State of); Series 2010 B, GO Bonds (e)	5.00%	08/01/2030		21,500	21,623,195
Washington (State of) Convention Center Public Facilities District; Series 2018, RB (e)	5.00%	07/01/2048		15,000	17,609,550
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	6.00%	01/01/2031		1,500	1,585,215
Series 2011, RB	5.63%	01/01/2035		1,250	1,310,025
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 B, RB (c)(d)	6.00%	08/15/2019		2,000	2,017,600
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB (c)(d)	5.38%	10/01/2019		500	506,245
Series 2009, Ref. RB (c)(d)	5.63%	10/01/2019		1,500	1,519,935
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB (g)	5.00%	07/01/2046		3,500	3,700,445
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (g)	6.50%	07/01/2030		800	891,376
Series 2015 A, RB (g)	6.75%	07/01/2035		820	912,020
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB (g)	5.00%	01/01/2036		1,875	2,056,200
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB (g)	5.00%	07/01/2048		2,000	2,099,620
Series 2018 A, Ref. RB (g)	5.00%	07/01/2053		1,500	1,570,125
					82,657,601
West Virginia–0.27%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (g)	5.50%	06/01/2037		2,500	2,635,375
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (g)(k)	6.75%	02/01/2026		4,035	4,011,113
Series 2018, RB (g)(k)	8.75%	02/01/2036		1,300	1,332,630
					7,979,118
Wisconsin–3.13%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (g)	6.75%	08/01/2031		3,000	3,511,290
Public Finance Authority (KU Campus Development Corp. — Central District Development Project); Series 2016, RB (e)	5.00%	03/01/2041		10,000	11,603,900
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (g)	5.00%	03/01/2052		1,075	1,161,817
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB (k)	5.38%	11/01/2021		2,000	2,005,780
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039		3,500	3,743,915
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	$ 1,155	$ 1,118,629
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, RB (INS -AGC)(b)	5.13%	02/15/2030	1,500	1,531,410
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB (c)(d)	5.50%	05/01/2021	2,000	2,150,320
Series 2011 A, RB (c)(d)	5.75%	05/01/2021	1,000	1,079,840
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,427,844
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB	5.00%	09/15/2040	1,000	1,049,760
Series 2018 A, RB	5.00%	09/15/2045	1,000	1,045,730
Series 2018 A, RB	5.00%	09/15/2050	4,000	4,174,880
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (g)	7.00%	12/01/2050	7,000	8,343,650
Wisconsin (State of) Public Finance Authority (Denver International Aiport Great Hall); Series 2017, RB (k)	5.00%	09/30/2049	4,750	5,402,602
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	5,274,450
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (g)	6.25%	01/01/2038	5,250	5,663,385
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,730,000
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,582,360
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,339,100
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	8,331,026
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,181,604
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (g)	5.25%	12/01/2039	7,285	7,766,976
				93,220,268
Wyoming–0.44%
Campbell (County of), WY (Basin Electric Power Cooperative); Series 2009 A, RB	5.75%	07/15/2039	4,000	4,019,640
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,071,420
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS- BAM)(e)	5.00%	01/01/2047	7,000	8,050,000
				13,141,060
TOTAL INVESTMENTS IN SECURITIES(q)–110.39% (Cost $3,087,271,518)				3,290,806,858
FLOATING RATE NOTE OBLIGATIONS–(10.56)%
Notes with interest and fee rates ranging from 1.82% to 2.24% at 05/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2057 (See Note 1D)(r)				(314,800,000)
OTHER ASSETS LESS LIABILITIES–0.17%				4,939,172
NET ASSETS –100.00%				$2,980,946,030
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CARS	– Convertible Auction Rate Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $1,253,583, which represented less than 1% of the Fund’s Net Assets.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $252,407,916, which represented 8.22% of the Fund’s Net Assets.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Zero coupon bond issued at a discount.
(k)	Security subject to the alternative minimum tax.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $34,225,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(o)	Security subject to crossover refunding.
(p)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $303,669, which represented less than 1% of the Fund’s Net Assets.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Fund’s investments with a value of $534,787,107 are held by TOB Trusts and serve as collateral for the $314,800,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,246	September-2019	$(157,930,500)	$(1,297,637)	$(1,297,637)

(a)	Futures contracts collateralized by $1,670,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of
Invesco Municipal Income Fund

D.	Floating Rate Note Obligations — (continued)
such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
Invesco Municipal Income Fund

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,290,806,858	$—	$3,290,806,858
Other Investments - Liabilities*
Futures Contracts	(1,297,637)	—	—	(1,297,637)
Total Investments	$(1,297,637)	$3,290,806,858	$—	$3,289,509,221

*	Unrealized appreciation (depreciation).
Invesco Municipal Income Fund